Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
INVESCO Global Core Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.93%	6.82%	8.08%
Performance Inception Date		Dec. 29, 2000
INVESCO Global Core Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.51%	5.12%	6.32%
INVESCO Global Core Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.63%	4.84%	5.99%
INVESCO Global Core Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.43%	7.25%	8.05%
Performance Inception Date		Dec. 29, 2000
INVESCO Global Core Equity Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			14.97%	7.77%	8.43%
Performance Inception Date		May 23, 2011
INVESCO Global Core Equity Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			15.60%	8.30%	8.97%
Performance Inception Date		Oct. 03, 2008
INVESCO Global Core Equity Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			15.57%	8.34%	9.00%
Performance Inception Date		Oct. 25, 2005
INVESCO Global Core Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.70%	8.42%	9.00%	[1]
Performance Inception Date		Apr. 04, 2017
INVESCO Global Core Equity Fund | MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.15%	12.17%
Invesco Global Small Cap Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			15.29%	7.08%	7.70%
Performance Inception Date		Aug. 31, 2000
Invesco Global Small Cap Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.97%	4.34%	5.85%
Invesco Global Small Cap Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.94%	5.29%	6.01%
Invesco Global Small Cap Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			20.25%	7.48%	7.67%
Performance Inception Date		Aug. 31, 2000
Invesco Global Small Cap Equity Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			22.43%	8.58%	8.59%
Performance Inception Date		Oct. 03, 2008
Invesco Global Small Cap Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			22.51%	8.69%	8.64%	[2]
Performance Inception Date		Apr. 04, 2017
Invesco Global Small Cap Equity Fund | MSCI ACWI Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.72%	7.29%	9.32%
Invesco Global Small Cap Equity Fund | MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		35.41%	10.30%	8.52%
Invesco Global Small Cap Equity Fund | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		22.34%	11.19%	11.72%
Invesco International Small Company Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			18.90%	6.77%	7.89%
Performance Inception Date		Aug. 31, 2000
Invesco International Small Company Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.45%	5.64%	6.79%
Invesco International Small Company Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.69%	5.32%	6.29%
Invesco International Small Company Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			23.90%	7.18%	7.85%
Performance Inception Date		Aug. 31, 2000
Invesco International Small Company Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			26.22%	8.27%	8.78%
Performance Inception Date		Oct. 03, 2008
Invesco International Small Company Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			26.31%	8.45%	8.94%
Performance Inception Date		Oct. 25, 2005
Invesco International Small Company Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			26.42%	8.52%	9.01%
Performance Inception Date		Sep. 24, 2012
Invesco International Small Company Fund | MSCI ACWI ex USA Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			29.26%	6.91%	8.13%
Invesco International Small Company Fund | MSCI ACWI ex-USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	7.91%	8.41%
INVESCO Small Cap Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.86%	5.80%	8.65%
Performance Inception Date		Aug. 31, 2000
INVESCO Small Cap Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.22%)	3.91%	6.58%
INVESCO Small Cap Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.58%	4.27%	6.50%
INVESCO Small Cap Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.06%	6.21%	8.61%
Performance Inception Date		Aug. 31, 2000
INVESCO Small Cap Equity Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			7.54%	6.73%	8.99%
Performance Inception Date		Jun. 03, 2002
INVESCO Small Cap Equity Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.12%	7.27%	9.54%
Performance Inception Date		Oct. 03, 2008
INVESCO Small Cap Equity Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			8.15%	7.38%	9.69%
Performance Inception Date		Apr. 29, 2005
INVESCO Small Cap Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.31%	7.47%	9.78%
Performance Inception Date		Sep. 24, 2012
INVESCO Small Cap Equity Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	6.09%	9.62%
INVESCO Small Cap Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[3]	Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.